Derivative Instruments And Hedging Activities (Written Credit Derivatives And Purchased Credit Protection) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2012		Mar. 31, 2012
Single-name credit default swaps [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	¥ 380	[1]	¥ 562	[1]
Maximum potential payout / Notional	19,743		20,159
Notional Purchased credit protection	18,121		18,692
Credit default indices [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	98	[1]	124	[1]
Maximum potential payout / Notional	11,041		10,738
Notional Purchased credit protection	9,401		9,334
Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	186	[1]	223	[1]
Maximum potential payout / Notional	2,494		3,298
Notional Purchased credit protection	1,819		2,138
Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	0	[1]	(1)	[1]
Maximum potential payout / Notional	4		781
Notional Purchased credit protection			651
Total [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	664	[1]	908	[1]
Maximum potential payout / Notional	33,282		34,976
Notional Purchased credit protection	29,341		30,815
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	3,688		2,902
Less than 1 year [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2,380		1,667
Less than 1 year [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	922		1,084
Less than 1 year [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional			0
Less than 1 year [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	6,990		5,653
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	6,272		6,750
1 to 3 years [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2,446		2,089
1 to 3 years [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	751		1,201
1 to 3 years [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	9,469		10,040
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	6,872		8,510
3 to 5 years [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	5,112		5,807
3 to 5 years [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	263		441
3 to 5 years [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4		439
3 to 5 years [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	12,251		15,197
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2,911		1,997
More than 5 years [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,103		1,175
More than 5 years [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	558		572
More than 5 years [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional			342
More than 5 years [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	¥ 4,572		¥ 4,086

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.